Employee Benefit Plans (Expected Cash Flows, Defined Benefit Pension and Other Post-retirement Benefit Plans) (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in 2017	$ 53
Defined Benefit Plan, Expected Future Benefit Payments 2019 [Member]	149
Defined Benefit Plan, Expected Future Benefit Payments 2020 [Member]	152
Defined Benefit Plan, Expected Future Benefit Payments 2021 [Member]	162
Defined Benefit Plan, Expected Future Benefit Payments 2022 [Member]	169
Defined Benefit Plan, Expected Future Benefit Payments 2023 [Member]	175
Defined Benefit Plan, Expected Future Benefit Payments 2024-2028 [Member]	988
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in 2017	22
Defined Benefit Plan, Expected Future Benefit Payments 2019 [Member]	24
Defined Benefit Plan, Expected Future Benefit Payments 2020 [Member]	25
Defined Benefit Plan, Expected Future Benefit Payments 2021 [Member]	25
Defined Benefit Plan, Expected Future Benefit Payments 2022 [Member]	25
Defined Benefit Plan, Expected Future Benefit Payments 2023 [Member]	26
Defined Benefit Plan, Expected Future Benefit Payments 2024-2028 [Member]	$ 127